Cover Page	Apr. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001283699
Amendment Flag	true
Amendment Description	On April 15, 2022, T-Mobile US, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the U.S.Securities and Exchange Commission (“SEC”) to report that, on April 13, 2022, the Audit Committee (the “Audit Committee”) of the Board of Directors of the Company had dismissed PricewaterhouseCoopers LLP (“PwC”) and engaged Deloitte & Touche LLP (“Deloitte”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2022, each effective immediately after the Company files its Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022 with the SEC.This Amendment No. 1 to the Current Report on Form 8-K/A amends the Original 8-K to update the disclosures contained in the Original 8-K, and to confirm, as noted in Item 4.01 below, that PwC’s dismissal as the Company’s independent registered public accounting firm and the appointment of Deloitte as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2022, each became effective on May 6, 2022.